Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment Comprise

Property, plant and equipment comprise:

	As of March 31,
	2012	2013
	US$	US$
Furniture and fixtures	497,334	473,115
Computer equipment and software	29,744,643	25,966,628
Office equipment	413,084	405,394
Vehicles	256,262	281,016
Leasehold improvements	677,932	646,925
Website development costs	2,553,410	3,452,526

Property, plant and equipment – at cost	34,142,665	31,225,604
Less: Accumulated depreciation and amortization	(27,875,525)	(26,344,562)

	6,267,140	4,881,042
Capital work-in-progress	1,131,941	899,130

Property, plant and equipment – net	7,399,081	5,780,172